Share Based Compensation - Schedule of Share Based Compensation Expenses (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Share Based Compensation Expenses [Line Items]
Total share-based compensation expenses	$ 3,705,336	$ 109,714	$ 135,547
Selling and marketing expenses [Member]
Schedule of Share Based Compensation Expenses [Line Items]
Total share-based compensation expenses		342	42,300
General and administrative expenses [Member]
Schedule of Share Based Compensation Expenses [Line Items]
Total share-based compensation expenses	$ 3,705,336	$ 109,372	$ 93,247